Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (2,716,000)	$ (2,385,000)	$ (9,230,000)	$ (10,281,000)
Non-cash interest expense	1,230,000	1,081,000	4,424,000	4,283,000
Gain on change in fair value of related party convertible debt	61,000	(4,000)	311,000	22,000
Loss on disposition of property and equipment, net		2,000	2,000
Stock-based compensation expenses	5,000	5,000	21,000	33,000
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	1,230,000	1,081,000	4,424,000	4,283,000
Gain on change in fair value of related party convertible debt	61,000	(4,000)	311,000	22,000
Loss on disposition of property and equipment, net		2,000	2,000
Stock-based compensation expenses	5,000	5,000	21,000	33,000
Changes in assets and liabilities:
Other receivables		20,000	45,000	(45,000)
Prepaid expenses and other current assets	(18,000)	(61,000)	77,000	(64,000)
Other non-current assets	1,000	2,000	(25,000)	(1,000)
Accounts payable and accrued expenses	764,000	316,000	645,000	533,000
Accrued liabilities	136,000	282,000	1,664,000	1,118,000
Net cash used in operating activities	(537,000)	(742,000)	(2,066,000)	(4,402,000)
Cash flows from investing activities
Property and equipment, net				(2,000)
Net cash provided by investing activities				(2,000)
Cash flows from financing activities
Proceeds from issuance of senior notes	750,000	675,000	3,210,000	3,235,000
Proceeds from issuance of convertible loan		16,000	16,000	1,600,000
Proceeds from issuance of promissory notes				375,000
Repayment of senior notes			(150,000)
Repayment of related party promissory notes				(151,000)
Payment of deferred offering costs	(385,000)	(81,000)	(961,000)	(614,000)
Proceeds from issuance of common stock upon exercise of stock options				23,000
Net cash provided by financing activities	365,000	610,000	2,115,000	4,468,000
Net (decrease) in cash	(172,000)	(132,000)	49,000	64,000
Cash at the beginning of the period	191,000	142,000	142,000	78,000
Cash at the end of the period	19,000	10,000	191,000	142,000
Increase (decrease) in unpaid deferred offering costs	(64,000)	212,000	269,000	72,000
Reconciliation of Cash and Restricted Cash:
cash, end of the period	19,000		191,000	142,000
Supplemental disclosures of non-cash investing and financing information:
Increase (decrease) in unpaid deferred offering costs	(64,000)	212,000	269,000	72,000
NorthView Acquisition Corp
Cash flows from operating activities
Net loss	(1,119,910)	(820,277)	(8,711,619)	1,161,910
Interest income on cash and marketable securities held in Trust Account	(79,925)	(116,664)	(425,416)	(2,248,538)
Change in fair value of warrant liabilities	348,085	504,723	539,531	(701,148)
Changes in fair value of convertible promissory note	225,330	(60,077)	7,165,953	(177,697)
Changes in fair value of securities purchase agreement	23,487
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account	(79,925)	(116,664)	(425,416)	(2,248,538)
Change in fair value of warrant liabilities	348,085	504,723	539,531	(701,148)
Changes in fair value of convertible promissory note	225,330	(60,077)	7,165,953	(177,697)
Changes in fair value of securities purchase agreement	23,487
Changes in assets and liabilities:
Prepaid expenses and other current assets	(27)	(54,000)	(7,416)	311,468
Accounts payable and accrued expenses	249,387	165,173	235,369	634
Prepaid income taxes	19,352		(30,492)
Prepaid Franchise taxes	(19,400)
Income tax payable		35,115	(49,061)	(413,210)
Deferred tax liability		(13,661)	(13,661)	(23,279)
Due to related party	(8,820)	78,815		25,000
Net cash used in operating activities	(362,441)	(280,853)	(1,296,812)	(2,064,860)
Cash flows from investing activities
Payment of extension fee into Trust Account	(99,284)	(125,021)	(485,350)	(438,360)
Cash withdrawn from Trust Account in connection with redemption	6,510,830	2,653,439	3,248,878	184,845,836
Reimbursement of franchise and income taxes from Trust Account	78,813	28,484	204,459	1,192,438
Net cash provided by investing activities	6,490,359	2,556,902	2,967,987	185,599,914
Cash flows from financing activities
Proceeds from issuance of convertible loan		378,185	797,981	1,121,815
Advance from Profusa	385,158		791,407
Redemption of common stock	(6,510,830)	(2,653,439)	(3,248,878)	(184,845,836)
Net cash provided by financing activities	(6,125,672)	(2,275,254)	(1,659,490)	(183,724,021)
Net (decrease) in cash	2,246	795	11,685	(188,967)
Cash at the beginning of the period	16,204	4,519	4,519	193,486
Cash at the end of the period	18,450	5,314	16,204	4,519
Income taxes paid, inclusive of interest and penalties			173,727	912,437
Excise tax payable attributable to redemption of common stock	65,108	10,884	16,838	1,864,106
Accretion of common stock to redemption value	155,999	205,732	768,980	2,137,638
Reclassification of common stock subject to redemption to common stock to be redeemed				1,565,078
Reconciliation of Cash and Restricted Cash:
Restricted cash – beginning of the period
Reconciliation of Cash and Restricted Cash:
cash, end of the period		5,314	16,204
Restricted cash – end of the period	18,450
Supplemental disclosures of non-cash investing and financing information:
Income taxes paid, inclusive of interest and penalties			173,727	912,437
Excise tax payable attributable to redemption of common stock	65,108	10,884	16,838	1,864,106
Accretion of common stock to redemption value	$ 155,999	$ 205,732	768,980	2,137,638
Reclassification of common stock subject to redemption to common stock to be redeemed				$ 1,565,078